Share-based payment plans - Cash settled SARs - Valuation (Details) - Cash-settled SARs	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Minimum
Share-based payment plans
Risk-free interest rate	1.70%	0.70%
Expected award lives	1 month	1 month
Volatility	14.00%	20.00%
Maximum
Share-based payment plans
Risk-free interest rate	1.90%	1.40%
Dividend yield	1.80%	2.20%
Expected award lives	78 months	84 months
Volatility	25.00%	26.00%